AB BOND FUNDS (“Bond Funds”)

- AB Global Bond Fund

- AB High Income Fund

- AB Income Fund

- AB Intermediate Bond Portfolio

- AB Limited Duration High Income Portfolio

- AB Tax-Aware Fixed Income Portfolio

- AB Unconstrained Bond Fund

AB EMERGING MARKETS MULTI-ASSET PORTFOLIO (“EMMA”)

AB FLEXFEETM FUNDS

- AB FlexFeeTM Emerging Markets Growth Portfolio

- AB FlexFeeTM High Yield Portfolio

- AB FlexFeeTM International Bond Portfolio

- AB FlexFeeTM International Strategic Core Portfolio

- AB FlexFeeTM Large Cap Growth Portfolio

- AB FlexFeeTM US Thematic Portfolio

AB EQUITY FUNDS (“Equity Funds”)

- AB Growth Fund

- AB Large Cap Growth Fund

- AB Concentrated Growth Fund

- AB Discovery Growth Fund

- AB Small Cap Growth Portfolio

- AB Select US Equity Portfolio

- AB Select US Long/Short Portfolio

- AB Sustainable Global Thematic Fund

- AB Sustainable International Thematic Fund

- AB Global Core Equity Portfolio

- AB International Strategic Core Portfolio

- AB Concentrated International Growth Portfolio

AB VALUE FUNDS (“Value Funds”)

- AB All Market Income Portfolio

- AB Core Opportunities Fund

- AB Discovery Value Fund

- AB Equity Income Fund

- AB Global Real Estate Investment Fund

- AB Global Risk Allocation Fund

- AB Relative Value Fund

- AB International Value Fund

- AB Small Cap Value Portfolio

- AB Value Fund

- AB All China Equity Portfolio

AB GOVERNMENT MONEY MARKET PORTFOLIO (“Government Money Market”)

AB INFLATION STRATEGIES (“Inflation Strategies”)

- AB Bond Inflation Strategy

- AB Municipal Bond Inflation Strategy

- AB All Market Real Return Portfolio

AB MULTI-MANAGER SELECT RETIREMENT FUNDS

(“Select Retirement Funds”)

- AB Multi-Manager Select Retirement Allocation Fund

- AB Multi-Manager Select 2010 Fund

- AB Multi-Manager Select 2015 Fund

- AB Multi-Manager Select 2020 Fund

- AB Multi-Manager Select 2025 Fund

- AB Multi-Manager Select 2030 Fund

- AB Multi-Manager Select 2035 Fund

- AB Multi-Manager Select 2040 Fund

- AB Multi-Manager Select 2045 Fund

- AB Multi-Manager Select 2050 Fund

- AB Multi-Manager Select 2055 Fund

- AB Multi-Manager Select 2060 Fund

AB MUNICIPAL INCOME PORTFOLIOS
(“Municipal Portfolios”)

- AB National Portfolio

- AB High Income Municipal Portfolio

- AB Arizona Portfolio

- AB California Portfolio

- AB Massachusetts Portfolio

- AB Minnesota Portfolio

- AB New Jersey Portfolio

- AB New York Portfolio

- AB Ohio Portfolio

- AB Pennsylvania Portfolio

- AB Virginia Portfolio

AB WEALTH STRATEGIES

(“Wealth Strategies”)

- AB All Market Total Return Portfolio

- AB Conservative Wealth Strategy

- AB Wealth Appreciation Strategy

- AB Tax-Managed Wealth Appreciation Strategy

- AB Tax-Managed All Market Income Portfolio

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds”.

Supplement dated March 27, 2019 to the following Statements of Additional Information (“SAIs”):

SAI	Date
Bond Funds	January 31, 2019
EMMA	July 31, 2018
Equity Funds	October 31, 2018
AB FlexFeeTM High Yield Portfolio	February 28, 2019
AB FlexFeeTM International Bond Portfolio	April 30, 2018, as revised January 17, 2019
AB FlexFeeTM International Strategic Core Portfolio and AB FlexFeeTM Emerging Markets Growth Portfolio	April 30, 2018, as revised June 11, 2018
AB FlexFeeTM Large Cap Growth Portfolio and AB FlexFeeTM US Thematic Portfolio	April 30, 2018
Government Money Market	August 31, 2018
Inflation Strategies	January 31, 2019
Municipal Portfolios	September 28, 2018
Select Retirement Funds (except AB Multi-Manager Select 2060 Fund)	November 30, 2018
AB Multi-Manager Select 2060 Fund	February 1, 2019
Value Funds	February 28, 2019
Wealth Strategies	December 31, 2018

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The following disclosure supplements the information under the heading “Redemption and Repurchase of Shares – Redemption”:

[A] Fund may, but is not obligated to, temporarily delay the disbursement of redemption proceeds from an account held directly with the Fund by a Specified Adult (as defined below) if there is a reasonable belief that financial exploitation of the Specified Adult has occurred, is occurring, has been attempted, or will be attempted. The Fund will provide notice of this temporary delay, and it will be for an initial period of no more than 15 business days while the Fund conducts an internal review of the facts and circumstances of the suspected financial exploitation. If the internal review supports the Fund’s belief that actual or attempted financial exploitation has occurred or is occurring, the Fund may extend the hold for up to 10 additional business days. Both the initial and additional hold on the disbursement may be terminated or extended by a state regulator or an agency or court of competent jurisdiction. For purposes of this paragraph, the term “Specified Adult” refers to an individual who is (A) a natural person age 65 and older; or (B) a natural person age 18 and older who is reasonably believed to have a mental or physical impairment that renders the individual unable to protect his or her own interests.

* * * * *

This Supplement should be read in conjunction with the SAIs for the Funds.

You should retain this Supplement with your SAI(s) for future reference.

The [A/B] Logo is a service mark of AllianceBernstein and AllianceBernstein® is a registered trademark used by permission of the owner, AllianceBernstein L.P.